CASH AND CASH EQUIVALENTS (Detail Textuals)	Dec. 31, 2024	Dec. 31, 2023
Cash And Cash Equivalent [Line Items]
Proportion of majority of cash and cash equivalents accumulates interest	4.25%	5.50%